Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	5 years
Buildings
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	30 years
Minimum | Land improvements
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	5 years
Minimum | Building improvements
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	5 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	5 years
Maximum | Land improvements
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	15 years
Maximum | Building improvements
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	15 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Useful life of real estate assets (in years)	15 years